[LOGO]                                    MONY LIFE INSURANCE COMPANY
                                          MONY LIFE INSURANCE COMPANY OF AMERICA
                                          1290 Avenue of the Americas
                                          New York NY 10104

                                          DODIE KENT
                                          Vice President and Counsel
                                          212-314-3970
                                          Fax: 212-707-7947

September 9, 2004

Via EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re:   MONY Variable Account A (the "Registrant")
           Registration Nos. 333-92320 and 811-06218; 333-92312 and 811-06218;
           333-72714 and 811-06218; 333-72259 and 811-06218; 033-37722 and
           811-06218; 033-37718 and 811-06218; and 033-38299 and 811-06218 (MONY
           L Variable Annuity; MONY C Variable Annuity; MONY Variable Annuity; MONY Custom Master; The MONYMaster, FPVA II; The ValueMaster; The MONYMaster, FPVA I; respectively.)

Commissioners:

MONY Life Insurance Company ("MONY"), on behalf of the Registrant, has sent to contract owners semi-annual reports for the period ended June 30, 2004 for the following mutual funds in which the Registrant invests:

o   AIM VARIABLE INSURANCE FUNDS - UNDERLYING FUNDS:
    -  AIM V.I. Basic Value Fund
    -  AIM V.I. Mid Cap Core Equity Fund
    -  INVESCO VIF - Financial Services Fund
    -  INVESCO VIF - Health Sciences Fund
    -  INVESCO VIF - Technology Fund

o   THE ALGER AMERICAN FUND - UNDERLYING FUNDS:
    -  Alger American Balanced Portfolio
    -  Alger American MidCap Growth Portfolio

o   DREYFUS INVESTMENT PORTFOLIOS - UNDERLYING FUNDS:
    -  Small Cap Stock Index Portfolio

o   THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

o   DREYFUS STOCK INDEX FUND, INC.

o   ENTERPRISE ACCUMULATION TRUST - UNDERLYING FUNDS:
    -  Capital Appreciation Portfolio
    -  Deep Value Portfolio
    -  Equity Portfolio
    -  Equity Income Portfolio
    -  Global Socially Responsive Portfolio
    -  Growth Portfolio
    -  Growth and Income Portfolio
    -  High-Yield Bond
    -  International Growth Portfolio
    -  Managed Portfolio
    -  Mergers and Acquisitions Portfolio
    -  Multi-Cap Growth Portfolio
    -  Short Duration Bond Portfolio
    -  Small Company Growth Portfolio
    -  Small Company Value Portfolio
    -  Total Return Portfolio

o   MONY SERIES FUND - UNDERLYING FUNDS:
    -  Diversified Portfolio
    -  Equity Growth Portfolio
    -  Equity Income Portfolio
    -  Government Securities Portfolio
    -  Intermediate Term Bond Portfolio
    -  Long Term Bond Portfolio
    -  Money Market Portfolio

o   FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS - UNDERLYING FUNDS:
    -  Contrafund(R) Portfolio
    -  Growth Portfolio
    -  Growth Opportunities Portfolio

o   FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS - UNDERLYING FUNDS:
    -  Franklin Income Securities Fund
    -  Franklin Rising Dividends Securities Fund
    -  Franklin Zero Coupon Fund 2010

o   JANUS ASPEN SERIES - UNDERLYING FUNDS:
    -  Balanced Portfolio
    -  Capital Appreciation Portfolio
    -  Flexible Income Porfolio
    -  International Growth Portfolio
    -  Mid Cap Growth Portfolio
    -  Worldwide Growth Portfolio

o   LORD ABBETT SERIES FUND - UNDERLYING FUNDS:
    -  Lord Abbett Bond-Debenture Portfolio
    -  Lord Abbett Growth and Income Portfolio
    -  Lord Abbett Mid-Cap Value Portfolio

o   MFS(R) VARIABLE INSURANCE TRUST - UNDERLYING SERIES:
    -  MFS(R) Mid Cap Growth Series
    -  MFS(R) New Discovery Series
    -  MFS(R) Total Return Series
    -  MFS(R) Utilities Series

o   OPPENHEIMER VARIABLE ACCOUNT FUNDS - UNDERLYING FUNDS:
    -  Oppenheimer Global Securities Fund/VA
    -  Oppenheimer Main Street(R) Fund/VA

o   PBHG INSURANCE SERIES FUND - UNDERLYING FUNDS:
    -  PBHG Mid-Cap Portfolio
    -  PBHG Select Value Portfolio

o   PIMCO ADVISORS TRUST - UNDERLYING FUNDS:
    -  OpCap Equity Portfolio
    -  OpCap Small Cap Portfolio
    -  OpCap Managed Portfolio
    -  OpCap U. S. Government Income Portfolio

o   PIMCO VARIABLE INSURANCE TRUST - UNDERLYING FUNDS:
    -  Global Bond Portfolio (Unhedged)
    -  Real Return Portfolio
    -  StocksPLUS Growth & Income Portfolio

o   PROFUNDS - UNDERLYING FUNDS:
    -  ProFund VP Bear
    -  ProFund VP Rising Rates Opportunity
    -  ProFund VP UltraBull

o   THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - UNDERLYING FUNDS:
    -  Emerging Markets Equity Portfolio
    -  Global Value Equity Portfolio
    -  U.S. Real Estate Portfolio

Some of the funds listed above may not be available under every contract offered by the Registrant.

MONY understands that the Funds have filed or will file their semi-annual reports with the Commission under separate cover.

Please direct any question or comment regarding the enclosed to the undersigned at 212-314-3970.

Very truly yours,

/S/ DODIE KENT
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Dodie Kent